Long-term Debt - Schedule of Amortizing Payments (Details) - Gold Notes	12 Months Ended
Dec. 31, 2025 USD ($) oz $ / Ounce
Disclosure of detailed information about borrowings [line items]
Covenant required floor price (USD per ounce) | $ / Ounce	1,400
Gold ounces | oz	19,791
Principal repayments | $	$ 27,708
2026
Disclosure of detailed information about borrowings [line items]
Gold ounces | oz	11,611
Principal repayments | $	$ 16,255
2027
Disclosure of detailed information about borrowings [line items]
Gold ounces | oz	8,180
Principal repayments | $	$ 11,453